SHARE-BASED COMPENSATION - Schedule of assumptions used in the black-scholes model to determine the fair value of options at grant date (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Board of Management share option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected time to mautrity			0.7
Volatilities (in percentage)			56.00%
Risk-free interest rate (in percentage)			(0.25%)
Bottom of range | Employee options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected time to mautrity	1		1
Volatilities (in percentage)	47.00%	53.00%	54.00%
Risk-free interest rate (in percentage)	(0.52%)	(0.52%)	(0.36%)
Top of range | Employee options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected time to mautrity	4		4
Volatilities (in percentage)	57.00%	60.00%	58.00%
Risk-free interest rate (in percentage)	(0.03%)	(0.27%)	(0.30%)